Other Operating Expenses - Research and Development - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Research and development costs including employee benefit costs and depreciation	£ 323	£ 304	£ 307